Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental receipts

For the twelve-month periods ended June 30,	Amount
2020	$106,263
2021	63,730
2022	53,564
2023	51,363
2024	53,564
Thereafter	33,722
Total	$362,206

Schedule of future minimum payments - Equipment Commitments

For the twelve-month period ended June 30,	Amount
2020	$14,855
2021	4,830
Total	$19,685